Earnings (Loss) per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings (Loss) per Common Share
Weighted average shares outstanding - basic	89,709,000			83,490,000						89,708,000	83,489,000	84,382,000	58,754,000	56,499,000
Effect of potentially dilutive securities (in shares)	860,000			6,804,000						868,000	6,636,000	5,949,000
Weighted average shares outstanding - diluted	90,569,000			90,294,000						90,576,000	90,125,000	90,331,000	58,754,000	56,499,000
Basic earnings (loss) per common share (in dollars per share)	$ 0.30	$ 0.34	$ 0.45	$ 0.25	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 0.56	$ 0.64	$ 1.43	$ (0.10)	$ (0.12)
Diluted earnings (loss) per common share (in dollars per share)	$ 0.30	$ 0.34	$ 0.43	$ 0.24	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 0.56	$ 0.61	$ 1.40	$ (0.10)	$ (0.12)
Basic earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders	$ 26,944			$ 20,827						$ 50,579	$ 53,018	$ 120,343	$ (5,851)	$ (6,531)
Diluted earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders	27,085			21,996						50,845	55,418	126,074	(5,851)	(6,531)
Add: interest expense on senior exchangeable notes (net of tax)				1,053							2,105	5,059
Senior exchangeable notes
Weighted-average equivalent shares excluded from diluted loss:
Weighted-average equivalent shares excluded from diluted loss													6,208,000	6,208,000
Stock options
Weighted-average equivalent shares excluded from diluted loss:
Weighted-average equivalent shares excluded from diluted loss													688,000	199,000
Restricted Stock
Basic earnings (loss) per share:
Less: income applicable to participating shares	(141)			(116)						(266)	(295)	(672)
Common Stock
Basic earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders	27,085			20,943						50,845	53,313	121,015	(5,851)	(6,531)
Diluted earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders	$ 27,085			$ 20,943						$ 50,845	$ 53,313	$ 121,015	$ (5,851)	$ (6,531)